As filed with the Securities and Exchange Commission on August 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

	Chase Growth Fund
	Schedule of Investments
	June 30, 2005 (Unaudited)

	Shares		Value
		COMMON STOCKS - 96.4%
		Beverage - 1.8%
	123,800	PepsiCo, Inc.	$6,676,534
		Biotechnology - 2.2%
	131,800	Amgen, Inc. (a)	7,968,628
		Computer Hardware - 3.3%
	306,900	Dell, Inc. (a)	12,125,619
		Computer-Networking - 3.4%
	652,200	Cisco Systems, Inc. (a)	12,463,542
		Conglomerates - 3.2%
	229,800	United Technologies Corp.	11,800,230
		Consumer Goods/Services - 2.6%
	107,600	Fortune Brands, Inc.	9,554,880
		Defense - 5.2%
	95,600	General Dynamics Corp.	10,472,024
	135,700	Lockheed Martin Corp.	8,802,859
			19,274,883
		Energy/Oil & Gas Exploration & Production - 9.0%
	178,200	Apache Corp.	11,511,720
	260,600	Burlington Resources, Inc.	14,395,544
	218,800	XTO Energy, Inc.	7,437,012
			33,344,276
		Energy/Oil Service - 3.6%
	200,400	Halliburton Co.	9,583,128
	60,600	Nabors Industries, Ltd. (a) (b)	3,673,572
			13,256,700
		Energy/Oil/Gas/Coal - 1.6%
	122,900	Suncor Energy, Inc. (b)	5,815,628
		Finance/Banks - 1.6%
	91,100	Golden West Financial Corp.	5,865,018
		Finance/Information Services - 3.4%
	94,400	Franklin Resources, Inc.	7,266,912
	115,900	Moody's Corp.	5,210,864
			12,477,776
		Food - 1.7%
	103,400	The Hershey Co.	6,421,140
		Health Care Benefits - 8.6%
	328,500	UnitedHealth Group, Inc.	17,127,990
	206,600	Wellpoint, Inc. (a)	14,387,624
			31,515,614
		Health Care Products - 3.8%
	216,100	Johnson & Johnson	14,046,500
		Health Care Services - 3.9%
	187,500	Caremark Rx, Inc. (a)	8,347,500
	110,400	Quest Diagnostics, Inc.	5,881,008
			14,228,508
		Hospitals - 2.4%
	159,400	HCA, Inc.	9,033,198
		Hotel/Motel - 2.4%
	129,500	Marriott International, Inc. - Class A	8,834,490
		Information Services - 3.0%
	37,500	Google, Inc. (a)	11,030,625
		Insurance - Property/Casualty/Title - 1.4%
	88,800	The Allstate Corp.	5,305,800
		Leisure Time - 2.5%
	369,500	The Walt Disney Co.	9,304,010
		Machinery - 2.0%
	138,800	Danaher Corp.	7,264,792
		Medical Products - 2.1%
	176,100	St. Jude Medical, Inc. (a)	7,679,721
		Medical Supplies - 2.1%
	148,200	Becton, Dickinson & Co.	7,776,054
		Retail - Department Store - 2.5%
	177,400	J.C. Penney Co., Inc.	9,327,692
		Retail - Drug Stores - 6.5%
	347,600	CVS Corp.	10,104,732
	298,600	Walgreen Co.	13,732,614
			23,837,346
		Retail - Specialty - 5.6%
	82,500	Bed Bath & Beyond Inc. (a)	3,446,850
	272,400	Coach, Inc. (a)	9,144,468
	369,650	Staples, Inc.	7,880,938
			20,472,256
		Utilities - Electric/Gas - 2.0%
	145,000	Exelon Corp.	7,442,850
		Wireless Telecommunication - 3.0%
	182,600	America Movil SA de CV - ADR	10,884,786
		TOTAL COMMON STOCKS (Cost $309,884,277)	355,029,096

		SHORT-TERM INVESTMENTS - 3.7%
	13,718,301	Vanguard Admiral Treasury Money Market Fund	13,718,301
		TOTAL SHORT-TERM INVESTMENTS (Cost $13,718,301)	13,718,301
		Total Investments in Securities (Cost $323,602,578) - 100.1%	368,747,397
		Liabilities in Excess of Other Assets - (0.1)%	(313,693)
		NET ASSETS - 100.0%	$368,433,704

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

	Chase Mid-Cap Growth Fund
	Schedule of Investments
	June 30, 2005 (Unaudited)

	Shares		Value
		COMMON STOCKS - 90.2%
		Beverage - 3.4%
	15,800	Constellation Brands, Inc. - Class A (a)	$466,100
		Brokerage - 3.1%
	4,100	Legg Mason, Inc.	426,851
		Building - 3.7%
	5,100	Florida Rock Industries, Inc.	374,085
	1,300	Toll Brothers, Inc. (a)	132,015
			506,100
		Business Services - 2.1%
	5,600	Expeditors International of Washington, Inc.	278,936
		Computer Software & Services - 3.5%
	6,000	Cognizant Technology Solutions Corp. (a)	282,780
	4,300	MICROS Systems, Inc. (a)	192,425
			475,205
		Defense - 2.2%
	6,300	Rockwell Collins, Inc.	300,384
		Electrical Equipment - 1.5%
	4,700	Ametek, Inc.	196,695
		Energy/Oil & Gas Exploration & Production - 6.5%
	7,500	Chesapeake Energy Corp.	171,000
	7,400	Newfield Exploration Co. (a)	295,186
	12,100	XTO Energy, Inc.	411,279
			877,465
		Energy/Oil Service - 2.2%
	3,300	BJ Services Co.	173,184
	5,200	Todco - Class A (a)	133,484
			306,668
		Energy/Oil/Gas/Coal - 8.7%
	7,000	EOG Resources, Inc.	397,600
	29,330	Meridian Resource Corp. (a)	140,198
	2,656	Noble Energy, Inc.	200,926
	9,310	Suncor Energy, Inc. (b)	440,549
			1,179,273
		Finance/Banks - 5.3%
	4,600	City National Corp.	329,866
	6,600	East West Bancorp, Inc.	221,694
	2,540	Golden West Financial Corp.	163,525
			715,085
		Financial Services - Diversified - 2.0%
	11,200	Eaton Vance Corp.	267,792
		Gaming & Lodging - 6.9%
	5,500	Harrah's Entertainment, Inc.	396,385
	14,600	Penn National Gaming, Inc. (a)	532,900
			929,285
		Health Care Benefits - 6.4%
	7,550	Coventry Health Care, Inc. (a)	534,163
	4,900	WellChoice Inc. (a)	340,403
			874,566
		Health Care Services - 2.3%
	6,900	Covance Inc. (a)	309,603
		Hospitals - 2.8%
	9,900	Community Health Systems Inc. (a)	374,121
		Household Products - 2.4%
	5,200	Energizer Holdings, Inc. (a)	323,284
		Leisure Time - 2.8%
	10,800	SCP Pool Corp.	378,972
		Machinery - 4.0%
	6,950	Oshkosh Truck Corp.	544,046
		Medical Products - 2.2%
	4,500	C.R. Bard, Inc.	299,295
		Medical Systems/Equipment - 2.0%
	4,200	Fisher Scientific International, Inc. (a)	272,580
		Restaurants - 1.9%
	6,500	Brinker International, Inc. (a)	260,325
		Retail - Apparel - 2.1%
	5,000	Urban Outfitters, Inc. (a)	283,450
		Retail - Department Store - 2.9%
	5,700	Nordstrom, Inc.	387,429
		Retail - Specialty - 2.6%
	10,400	Coach, Inc. (a)	349,128
		Shipping - 1.2%
	2,700	Overseas Shipholding Group, Inc.	161,055
		Utilities - Electric/Gas - 3.5%
	13,700	Energen Corp.	480,185
		TOTAL COMMON STOCKS (Cost $9,350,886)	12,223,878

		SHORT-TERM INVESTMENTS - 10.5%
	1,426,899	Federated Cash Trust Treasury Money Market Fund	1,426,899
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,899)	1,426,899
		Total Investments in Securities (Cost $10,777,785) - 100.7%	13,650,777
		Liabilities in Excess of Other Assets - (0.7)%	(92,756)
		NET ASSETS - 100.0%	$13,558,021

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  8/22/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  8/22/05

* Print the name and title of each signing officer under his or her signature.